Information Age Portfolio as of August 31, 1998

PORTFOLIO OF INVESTMENTS

(Expressed in United States Dollars)


Common Stocks -- 88.6%

Security                                               Shares         Value
--------------------------------------------------------------------------------

Advertising -- 3.3%
--------------------------------------------------------------------------------
Catalina Marketing Corp./(1)/                             10,000      $  420,625
Omnicom Group, Inc.                                       18,000         857,250
Young and Rubicam, Inc./(1)/                              15,000         458,438
--------------------------------------------------------------------------------
                                                                      $1,736,313
--------------------------------------------------------------------------------


Aerospace and Defense -- 1.6%
--------------------------------------------------------------------------------
General Motors Corp., Class H                             24,000      $  867,000
--------------------------------------------------------------------------------
                                                                      $  867,000
--------------------------------------------------------------------------------


Broadcasting and Cable -- 10.9%
--------------------------------------------------------------------------------
Cable and Wireless Communications/(1)(2)/                100,000      $  881,158
Comcast Corp., Class A                                    18,000         672,750
Cox Communications, Inc., Class A/(1)/                    20,000         840,000
Granada Group PLC/(2)/                                    70,000         930,792
Liberty Media Group, Class A/(1)/                         10,000         326,875
MediaOne Group, Inc./(1)/                                  8,000         328,000
Mediaset Spa/(2)/                                        140,000         794,329
Tele-Communications, Inc., Ser. A/(1)/                     5,000         165,000
TV Francaise/(2)/                                          6,100         904,240
--------------------------------------------------------------------------------
                                                                      $5,843,144
--------------------------------------------------------------------------------


Business Services - Miscellaneous -- 3.2%
--------------------------------------------------------------------------------
Galileo International, Inc.                               20,000      $  653,750
Half (Robert) International, Inc./(1)/                     6,000         288,000
Pittston Brink's Group                                    25,000         784,375
--------------------------------------------------------------------------------
                                                                      $1,726,125
--------------------------------------------------------------------------------


Communications Services -- 14.7%
--------------------------------------------------------------------------------
Ameritech Corp.                                            8,000      $  377,000
Bezek/(2)/                                               250,000         748,889
British Telecommunications PLC/(2)/                      125,000       1,705,619
City Telecom (HK) Ltd./(2)/                            2,000,000          64,523
Energis/(1)(2)/                                           75,000       1,047,581
GTE Corp.                                                 19,000         950,000
SBC Communications, Inc.                                  20,000         760,000
Telecom Italia Spa/(2)/                                  350,000       1,738,827
Videsh Sanchar Nigam Ltd., GDR/(1)(2)/                    50,000         487,500
--------------------------------------------------------------------------------
                                                                      $7,879,939
--------------------------------------------------------------------------------


Computer Software -- 7.2%
--------------------------------------------------------------------------------
Computer Associates International, Inc.                   15,000      $  405,000
Documentum, Inc./(1)/                                     24,000         858,000
Emultek, Ltd./(1)/                                        46,700          99,238
J.D. Edwards, Inc./(1)/                                   20,000         810,000
Misys PLC/(2)/                                            21,000         945,464
Oracle Corp./(1)/                                         20,000         398,750
Platinum Technology, Inc./(1)/                            15,000         281,250
Sendit AB/(1)(2)/                                          3,600          69,201
--------------------------------------------------------------------------------
                                                                      $3,866,903
--------------------------------------------------------------------------------


Computers and Business Equipment -- 3.8%
--------------------------------------------------------------------------------
EMC Corp./(1)/                                             5,000      $  225,938
Lexmark International Group, Inc./(1)/                    15,000         908,438
Xerox Corp.                                               10,000         878,125
--------------------------------------------------------------------------------
                                                                      $2,012,501
--------------------------------------------------------------------------------


Drugs -- 1.5%
--------------------------------------------------------------------------------
Genzyme Corp., Class A/(1)/                               10,000      $  270,000
Quintiles Transnational Corp./(1)/                        15,000         536,250
--------------------------------------------------------------------------------
                                                                      $  806,250
--------------------------------------------------------------------------------


Electrical Equipment -- 1.8%
--------------------------------------------------------------------------------
Matsushita Communication Industrial Co./(2)/              28,000      $  944,066
--------------------------------------------------------------------------------
                                                                      $  944,066
--------------------------------------------------------------------------------


Electronics - Instruments -- 3.3%
--------------------------------------------------------------------------------
Avimo Group Ltd./(2)/                                    400,000      $  428,652
Dae Duck Electronics, Co./(2)/                             3,300         167,964
Philips Electronics/(2)/                                  15,000         981,227
Sam Young Electronics Co./(2)/                            33,400         184,500
--------------------------------------------------------------------------------
                                                                      $1,762,343
--------------------------------------------------------------------------------


Electronics - Semiconductors -- 3.7%
--------------------------------------------------------------------------------
Alcatel Alsthom/(2)/                                       5,000      $  809,871
Analog Devices, Inc./(1)/                                 50,000         703,125
Micron Technology, Inc.                                   20,000         455,000
--------------------------------------------------------------------------------
                                                                      $1,967,996
--------------------------------------------------------------------------------


Entertainment -- 1.7%
--------------------------------------------------------------------------------
Sony Corp./(2)/                                            5,000      $  365,914


                       See notes to financial statements

Information Age Portfolio as of August 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States Dollars)



Security                                               Shares        Value
--------------------------------------------------------------------------------

Entertainment (continued)
--------------------------------------------------------------------------------
Time Warner, Inc.                                         7,000      $   562,625
--------------------------------------------------------------------------------
                                                                     $   928,539
--------------------------------------------------------------------------------

Information Services -- 12.8%
--------------------------------------------------------------------------------
Acxiom Corp.                                             40,000      $   802,500
Automatic Data Processing, Inc.                          13,000          828,750
Azlan Group PLC/(1)(2)/                                 800,000          643,891
Equant NV/(2)/                                           25,000        1,043,080
Formula Systems (1985), Ltd. ADR/(1)/                    20,000          490,000
Forsoft Ltd./(1)/                                        23,000          345,000
Gartner Group, Inc., Class A/(1)/                        32,000          740,000
HBO and Co.                                              10,000          212,500
Micro Focus Group PLC/(1)(2)/                            75,000          446,448
Reynolds & Reynolds, Inc., Class A                       20,000          252,500
SunGard Data Systems, Inc./(1)/                          33,000        1,045,688
--------------------------------------------------------------------------------
                                                                     $ 6,850,357
--------------------------------------------------------------------------------

Investment Services -- 3.1%
--------------------------------------------------------------------------------
E*Trade Group, Inc./(1)/                                 24,000      $   399,000
Raymond James Financial Corp.                            30,000          515,625
Schwab (Charles) and Co., Inc.                           25,000          746,875
--------------------------------------------------------------------------------
                                                                     $ 1,661,500
--------------------------------------------------------------------------------

Medical Products -- 0.3%
--------------------------------------------------------------------------------
Cytyc Corp./(1)/                                         20,000      $   160,000
--------------------------------------------------------------------------------
                                                                     $   160,000
--------------------------------------------------------------------------------

Printing and Business Products -- 1.2%
--------------------------------------------------------------------------------
Valassis Communications, Inc./(1)/                       22,000      $   655,875
--------------------------------------------------------------------------------
                                                                     $   655,875
--------------------------------------------------------------------------------

Publishing -- 12.5%
--------------------------------------------------------------------------------
Central Newspapers, Inc., Class A                         5,000      $   310,000
Dow Jones & Co., Inc.                                     8,000          398,500
E.W. Scripps Co.                                         10,000          471,875
McGraw-Hill Companies, Inc. (The)                         4,000          305,000
New York Times Co.                                       23,000          667,000
News Corp. Ltd./(2)/                                    150,394          918,727
Pearson PLC/(2)/                                        105,000        1,748,315
Poligrafici Editoriale Spa/(2)/                         325,000          801,892
Springer Alex Verlag AG/(2)/                                800          491,440
Times Mirror Co., Class A                                10,000          571,875
--------------------------------------------------------------------------------
                                                                     $ 6,684,624
--------------------------------------------------------------------------------

Telephone Utilities -- 2.0%
--------------------------------------------------------------------------------
Securicor PLC/(2)/                                      125,000      $ 1,085,727
--------------------------------------------------------------------------------
                                                                     $ 1,085,727
--------------------------------------------------------------------------------

Total Common Stocks
      (identified cost $44,937,604)                                  $47,439,202
--------------------------------------------------------------------------------

Rights -- 0.0%


Security                                               Shares        Value
--------------------------------------------------------------------------------
Samsung Electronics/(1)(2)/, 0.00%, 1/1/80                1,384      $    16,159
--------------------------------------------------------------------------------

Total Rights
      (identified cost $0)                                           $    16,159
--------------------------------------------------------------------------------

Mortgage Pass-Throughs -- 5.5%

                                                    Principal
                                                    Amount
Security                                            (000's omitted)  Value
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
      5.70%, 9/1/98                                 $     2,946      $ 2,946,000
--------------------------------------------------------------------------------

Total Mortgage Pass-Throughs
      (identified cost $2,946,000)                                   $ 2,946,000
--------------------------------------------------------------------------------

Total Investments -- 94.1%
      (identified cost $47,883,604)                                  $50,401,361
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 5.9%                               $ 3,154,986
--------------------------------------------------------------------------------


Net Assets -- 100%                                                   $53,556,347
--------------------------------------------------------------------------------

ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
/(1)/Non-income producing security.
/(2)/Foreign security.


                       See notes to financial statements

Information Age Portfolio as of August 31, 1998

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of August 31, 1998
(Expressed in United States Dollars)
Assets
----------------------------------------------------------------------------------------
Investments, at value (identified cost, $47,883,604)                      $ 50,401,361
Cash                                                                               683
Foreign currency, at value
      (identified cost, $2,729)                                                  2,729
Receivable for investments sold                                              3,680,843
Dividends and interest receivable                                               79,857
Deferred organization expenses                                                   2,715
----------------------------------------------------------------------------------------
Total assets                                                              $ 54,168,188
----------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------
Payable for investments purchased                                         $    539,224
Payable for open forward foreign exchange currency contracts                    21,264
Other accrued expenses                                                          51,353
----------------------------------------------------------------------------------------
Total liabilities                                                         $    611,841
----------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio                 $ 53,556,347
----------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals                   $ 51,043,294
Net unrealized appreciation (computed on the basis of identified cost)       2,513,053
----------------------------------------------------------------------------------------
Total                                                                     $ 53,556,347
----------------------------------------------------------------------------------------

Statement of Operations

For the Year Ended
August 31, 1998
(Expressed in United States Dollars)
Investment Income
----------------------------------------------------------------------------------------
Dividends (net of foreign taxes, $69,824)                                 $    665,794
Interest                                                                       167,605
----------------------------------------------------------------------------------------
Total investment income                                                   $    833,399
----------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------
Investment adviser fee                                                    $    432,808
Administration fee                                                             144,501
Trustees fees and expenses                                                      13,176
Custodian fee                                                                  208,872
Legal and accounting services                                                   24,794
Amortization of organization expenses                                            1,248
Miscellaneous                                                                    3,393
----------------------------------------------------------------------------------------
Total expenses                                                            $    828,792
----------------------------------------------------------------------------------------

Net investment income                                                     $      4,607
----------------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) on Investments
----------------------------------------------------------------------------------------
Net realized gain (loss) --
      Investment transactions (identified cost basis)                     $  5,969,260
      Foreign currency transactions and forward foreign currency
           exchange contracts                                                  (99,004)
----------------------------------------------------------------------------------------
Net realized gain                                                         $  5,870,256
----------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
      Investments (identified cost basis)                                 $ (4,212,723)
      Foreign currency and forward foreign currency exchange contracts          (6,807)
----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                      $ (4,219,530)
----------------------------------------------------------------------------------------

Net realized and unrealized gain                                          $  1,650,726
----------------------------------------------------------------------------------------

Net increase in net assets from operations                                $  1,655,333
----------------------------------------------------------------------------------------

                       See notes to financial statements

Information Age Portfolio  as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets (Expressed in United States Dollars)


Increase (Decrease)                         Year Ended         Year Ended
in Net Assets                               August 31, 1998    August 31, 1997
--------------------------------------------------------------------------------
From operations --
      Net investment income (loss)            $      4,607     $    (19,786)
      Net realized gain                          5,870,256        5,605,068
      Net change in unrealized
           appreciation (depreciation)          (4,219,530)       4,259,017
--------------------------------------------------------------------------------
Net increase in net assets from operations
                                              $  1,655,333     $  9,844,299
--------------------------------------------------------------------------------
Capital transactions --
      Contributions                           $ 23,294,915     $ 19,061,455
      Withdrawals                              (22,767,845)     (20,235,195)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
      capital transactions                    $    527,070     $ (1,173,740)
--------------------------------------------------------------------------------

Net increase in net assets                    $  2,182,403     $  8,670,559
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of year                          $ 51,373,944     $ 42,703,385
--------------------------------------------------------------------------------
At end of year                                $ 53,556,347     $ 51,373,944
--------------------------------------------------------------------------------

                      See notes to financial statements

Information Age Portfolio as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data (Expressed in United States Dollars)

                                                              Year Ended August 31,
                                                  ------------------------------------------------
                                                   1998               1997              1996/(1)/
-----------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------
Expenses                                           1.44%               1.48%            1.52%/(2)/
Net investment income (loss)                       0.01%              (0.04)%           0.07%/(2)/
Portfolio Turnover                                  157%                160%             115%
-----------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)         $53,556             $51,374          $42,703
-----------------------------------------------------------------------------------------------------

/(1)/ For the period from the start of business, September 18, 1995, to
      August 31, 1996.
/(2)/ Annualized.

                       See notes to financial statements

Information Age Portfolio as of August 31, 1998

NOTES TO FINANCIAL STATEMENTS

(Expressed in United States Dollars)


1 Significant Accounting Policies
  -----------------------------------------------------------------------------
  Information Age Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio which was organized as a trust under the laws of the State of New York on September 1, 1992 seeks to provide long-term capital growth by investing in a global and diversified portfolio of securities of information age companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for Federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Trust's understanding of the applicable countries' tax rules and rates.

  C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

  E Options on Financial Futures -- Upon the purchase of a put option on foreign currency by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending upon whether the sales proceeds from the closing sales transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

  F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net

Information Age Portfolio as of August 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D

(Expressed in United States Dollars)


  realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

  G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

  H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  I Other -- Investment transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.


2 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), and Lloyd George Investment Management (Bermuda) Limited, an affiliate of EVM (the Advisers), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Advisers receive a monthly fee, divided equally between them, of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 1998, the adviser fee was 0.75% of average net assets for such period and amounted to $432,808. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 1998, the administration fee was 0.25% of average net assets for such period and amounted to $144,501. Except as to the Trustees of the Portfolio who are not members of the Advisers, or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

  Trustees of the Portfolio that are not affiliated with the Advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 1998, no significant amounts have been deferred.

  Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.

3 Investment Transactions
  ------------------------------------------------------------------------------
  Purchase and sales of investments, other than short-term obligations and purchased option transactions, aggregated $85,568,457 and $89,085,389, respectively.

4 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in value of the investments owned at August 31, 1998, are as follows:


  Aggregate cost                                                 $   47,959,810
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                  $    7,053,723
  Gross unrealized depreciation                                      (4,612,172)
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                    $    2,441,551
  ------------------------------------------------------------------------------

Information Age Portfolio as of August 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D

(Expressed in United States Dollars)


5 Risks Associated with Foreign Investments
  ------------------------------------------------------------------------------
  Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Financial Instruments
  ------------------------------------------------------------------------------
  The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  A summary of obligations under these financial instruments at August 31, 1998 is as follows:

  Forward Foreign Currency Exchange Contracts

  Sales
--------------------------------------------------------------------------------

                                                                 Net Unrealized
  Settlement                                  In Exchange For    Appreciation
  Date                   Deliver              (in U.S. dollars)  (Depreciation)
--------------------------------------------------------------------------------
  9/1/98                 Australian Dollar
                         849,977                    $   478,622      $  (7,104)
--------------------------------------------------------------------------------
  9/3/98                 Great British Pound
                         483,494                        796,411        (14,180)
--------------------------------------------------------------------------------
  9/1/98                 Hong Kong Dollar
                         920,943                        118,817             20
--------------------------------------------------------------------------------
                                                     $1,393,850       $(21,264)
--------------------------------------------------------------------------------

7 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 1998.

Information Age Portfolio as of August 31, 1998

INDEPENDENT ACCOUNTANTS' REPORT


To the Trustees and Shareholders of
Information Age Portfolio:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Information Age Portfolio, as of August 31, 1998, and the related statement of operations for the year then ended, and the statements of changes in net assets and the supplementary data for each of the periods indicated therein. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data present fairly, in all material respects, the financial position of Information Age Portfolio at August 31, 1998, and the results of its operations for the year then ended, and changes in its net assets and supplementary data for each of the periods indicated therein, in conformity with United States generally accepted accounting principles.


                                                   PricewaterhouseCoopers LLP
                                                   Chartered Accountants
                                                   Toronto, Canada
                                                   October 2, 1998

Information Age Portfolio as of August 31, 1998

INVESTMENT MANAGEMENT

Information Age Portfolio

          Officers                            Independent Trustees
          James B. Hawkes                     Hon. Edward K.Y. Chen
          President and Trustee               Professor and Director, Center for Asian Studies,
                                              University of Hong Kong
          Michel Normandeau
          Vice President                      Donald R. Dwight
                                              President, Dwight Partners, Inc.
          Raymond O'Neill
          Vice President                      Samuel L. Hayes, III
                                              Jacob H. Schiff Professor of Investment Banking,
          Duncan W. Richardson                Harvard University Graduate School of
          Vice President and                  Business Administration
          Co-Portfolio Manager
                                              Norton H. Reamer
          Hon. Robert Lloyd George            Chairman and Chief Executive Officer,
          Vice President, Trustee and         United Asset Management Corporation
          Co-Portfolio Manager
                                              John L. Thorndike
          James L. O'Connor                   Formerly Director, Fiduciary Company Incorporated
          Treasurer
                                              Jack L. Treynor
          Alan R. Dynner                      Investment Adviser and Consultant
          Secretary